CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 64,641,092	$ 106,773,478
Restricted cash	29,861,162	14,533,347
Prepaid expenses and other current assets	3,578,672	4,077,398
Trust bank balances held on behalf of customers	18,663,564	9,625,461
Loan receivable	9,565,503
Short-term investments	10,700,838	31,272
Deferred tax assets, current	633,678	3,634,120
Total current assets	152,000,990	150,405,125
Property and equipment, net	6,529,819	8,276,275
Acquired intangible assets, net		4,349,181
Cost method investment		1,479,571
Rental deposits	738,297	718,800
Goodwill		12,949,587
Other assets	223,874	231,107
Deferred tax assets, non-current	483,703	1,680,936
Total assets	159,976,683	180,090,582
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $13,340,978 and $7,037,155 as of December 31, 2010 and December 31, 2011, respectively)	17,287,260	32,994,717
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,659,121 and $3,127,403 as of December 31, 2010 and December 31, 2011, respectively)	6,457,049	10,838,363
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2010 and December 31, 2011, respectively)	18,663,564	9,625,461
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2010 and December 31, 2011, respectively)	19,170,891	6,424,093
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $31,498 and $114,934 as of December 31, 2010 and December 31, 2011, respectively)	144,496	221,084
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $93,956 and $24,621 as of December 31, 2010 and December 31, 2011, respectively)	134,732	155,394
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $2,725 as of December 31, 2010 and December 31, 2011, respectively)	45,333
Total current liabilities	61,903,325	60,259,112
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $4,961,948 and $3,032,794 as of December 31, 2010 and December 31, 2011, respectively)	7,237,117	13,021,678
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $947,758 and nil as of December 31, 2010 and December 31, 2011, respectively)		966,689
Total liabilities	69,140,442	74,247,479
Commitments (Note 21)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,887,883 and 110,935,383 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14,325	14,319
Additional paid-in capital	80,446,578	78,974,697
Accumulated other comprehensive income	10,927,248	8,030,982
Retained earnings (deficits)	(447,002)	18,879,907
Total China Finance Online Co. Limited shareholders' equity	90,941,149	105,899,905
Noncontrolling interest	(104,908)	(56,802)
Total equity	90,836,241	105,843,103
Total liabilities and equity	159,976,683	180,090,582
Margin Clients
Current assets:
Accounts receivable	12,888,630	8,095,396
All Other
Current assets:
Accounts receivable	$ 1,467,851	$ 3,634,653